07054731

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listings/Investigations

CERTNAS

1-33494

By Facsimile and First Class Mail

May 22, 2007

RECD S.E.C.
MAY 2 3 2007
1086

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
MAY 3 0 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on May 22, 2007, The Nasdaq Stock Market (the "Exchange") received from KapStone Paper and Packaging Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $.0001 per share
Common Stock Purchase Warrants

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END